SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of adjustments resulting from the foreign currency translations	Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in stockholders’ equity.

	June 30, 2023	June 30, 2022
Statement of financial position items, except for equity accounts	7.2258	6.7114

	For the years ended June 30
	2023	2022
Items in the statements of income and comprehensive income, and statements of cash flows	6.9415	6.4571